UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle Suite A-1
            	Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Pleshetta Loftin
Title:   Chief Compliance Officer
Phone:   615.620.8600

Signature, Place, and Date of Signing:

/s/ Pleshetta Loftin                     Brentwood, Tennessee         02-13-2012
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   205,864 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class


GREENHAVEN CONT CMDTY INDEX	ETF	395258106		5672	189559	SH		Sole		0	0	189559
ISHARES DIVERSIFIED ALTR TR	ETF	464294107		11156	228849	SH		Sole		0	0	228849
ISHARES TR			ETF	464287226		440	3988	SH		Sole		0	0	3988
ISHARES TR			ETF	464288638		38736	361408	SH		Sole		0	0	361408
ISHARES TR			ETF	464287564		6866	97781	SH		Sole		0	0	97781
ISHARES TR			ETF	464288661		38993	319510	SH		Sole		0	0	319510
ISHARES TR			ETF	464288117		1552	15532	SH		Sole		0	0	15532
ISHARES TR			ETF	464287689		6040	81421	SH		Sole		0	0	81421
ISHARES TR			ETF	464287739		6771	119180	SH		Sole		0	0	119180
ISHARES TR			ETF	464287176		130	1114	SH		Sole		0	0	1114
POWERSHARES DB G10 CURCY HAR	ETF	73935Y102		41	1723	SH		Sole		0	0	1723
POWERSHARES ETF TRUST		ETF	73935X583		12948	237222	SH		Sole		0	0	237222
POWERSHARES ETF TRUST		ETF	73935X567		4301	71691	SH		Sole		0	0	71691
POWERSHARES ETF TRUST		ETF	73935X104		37	904	SH		Sole		0	0	904
POWERSHARES GLOBAL 		ETF 	73936G308		5200	265048	SH		Sole		0	0	265048
POWERSHARES GLOBAL ETF TRUST	ETF	73936T805		13	892	SH		Sole		0	0	892
POWERSHARES GLOBAL ETF TRUST	ETF	73936T565		60	4406	SH		Sole		0	0	4406
POWERSHARES GLOBAL ETF TRUST	ETF	73936T789		12189	379134	SH		Sole		0	0	379134
POWERSHARES GLOBAL ETF TRUST	ETF	73936T763		4054	200404	SH		Sole		0	0	200404
SPDR INDEX SHS FDS		ETF	78463X863		6391	200799	SH		Sole		0	0	200799
SPDR S&P 500 ETF TR		ETF	78462F103		14962	119217	SH		Sole		0	0	119217
SPDR SERIES TRUST		ETF	78464A516		1645	27969	SH		Sole		0	0	27969
SPDR SERIES TRUST		ETF	78464A656		100	1724	SH		Sole		0	0	1724
SPDR SERIES TRUST		ETF	78464A425		30	1236	SH		Sole		0	0	1236
SPDR SERIES TRUST		ETF	78464A458		38	1593	SH		Sole		0	0	1593
VANGUARD BD INDEX FD INC	ETF	921937835		184	2197	SH		Sole		0	0	2197
WISDOMTREE TRUST		ETF	97717W133		106	5362	SH		Sole		0	0	5362
WISDOMTREE TRUST		ETF	97717W315		4086	79701	SH		Sole		0	0	79701
WISDOMTREE TRUST		ETF	97717W331		6531	281389	SH		Sole		0	0	281389
WISDOMTREE TRUST		ETF	97717W703		12216	298531	SH		Sole		0	0	298531
WISDOMTREE TRUST		ETF	97717W562		4348	86428	SH		Sole		0	0	86428
WISDOMTREE TRUST		ETF	97717W125		28	626	SH		Sole		0	0	626